Acquisition of the mineral sands business - Supplemental Pro Forma Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Net Sales	$ 562	$ 2,120	$ 2,302
Income from Operations	200	296	407
Net Income	153	239	2,105
Net Income attributable to Tronox Limited Shareholders	$ 143	$ 207	$ 2,051
Basic earnings per share attributable to Tronox Limited Shareholders	$ 1.13	$ 1.70	$ 16.29
Diluted earnings per share attributable to Tronox Limited Shareholders	$ 1.10	$ 1.67	$ 15.91